Consolidated Statement of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Cash Flows From Operating Activities
Net income	$ 12,502		$ 11,417		$ 4,492
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation, depletion and amortization	7,015		8,169		8,407
Impairments	321		81		469
Dry hole costs and leasehold impairments	470		477		606
Accretion on discounted liabilities	426		417		389
Deferred taxes	408		(865)		(1,036)
Undistributed equity earnings	(126)		(350)		(693)
Gain on dispositions	(370)		(5,563)		(81)
Income from discontinued operations	(5,047)	[1]	(968)	[1]	(695)	[1]
Other	(390)		(333)		330
Working capital adjustments
Decrease (increase) in accounts and notes receivable	(983)		247		1,324
Decrease (increase) in inventories	(73)		(35)		83
Decrease (increase) in prepaid expenses and other current assets	(334)		(14)		158
Increase (decrease) in accounts payable	1,234		227		(1,340)
Increase (decrease) in taxes and other accruals	(576)		1,546		(1,030)
Net cash provided by continuing operating activities	14,477		14,453		11,383
Net cash provided by discontinued operations	5,169		2,592		1,096
Net Cash Provided by Operating Activities	19,646		17,045		12,479
Cash Flows From Investing Activities
Capital expenditures and investments	(12,244)		(8,611)		(8,400)
Proceeds from asset dispositions	2,192		14,710		512
Net sales (purchases) of short-term investments	400		(982)
Long-term advances/loans-related parties	(9)		(113)		(175)
Collection of advances/loans-related parties	98		95		92
Other	56		218		9
Net cash provided by (used in) continuing investing activities	(9,507)		5,317		(7,962)
Net cash provided by (used in) discontinued operations	2,492		(652)		(1,973)
Net Cash Provided by (Used in) Investing Activities	(7,015)		4,665		(9,935)
Cash Flows From Financing Activities
Issuance of debt			118		9,087
Repayment of debt	(934)		(5,294)		(7,833)
Issuance of company common stock	96		133		13
Repurchase of company common stock	(11,123)		(3,866)
Dividends paid on company common stock	(3,632)		(3,175)		(2,832)
Other	(684)		(706)		(1,261)
Net cash used in continuing financing activities	(16,277)		(12,790)		(2,826)
Net cash used in discontinued operations	(28)		(29)		(29)
Net Cash Used in Financing Activities	(16,305)		(12,819)		(2,855)
Effect of Exchange Rate Changes on Cash and Cash Equivalents			21		98
Net Change in Cash and Cash Equivalents	(3,674)		8,912		(213)
Cash and cash equivalents at beginning of year	9,454	[2]	542		755
Cash and Cash Equivalents at End of Year	$ 5,780	[2]	$ 9,454	[2]	$ 542

[1]	*Net of provision for income taxes on discontinued operations of: $1,729, $470, $173.
[2]	Certain amounts have been restated to reflect a prior period adjustment. See Note 21-Accumulated Other Comprehensive Income, in the Notes to Consolidated Financial Statements.